Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2020 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 117.6%(1)

Communication Services - 5.2%
GCI Liberty, Inc., Series A, 7.00%	24,533	$668,524
Qwest Corp., 6.13%	90,575	2,267,092
Qwest Corp., 6.50%	55,631	1,432,498
Qwest Corp., 6.75%	6,488	170,116
Telephone & Data Systems, Inc., 5.88%	44,904	1,142,807
Total Communication Services		5,681,037

Consumer Discretionary - 0.5%
Ford Motor Co., 6.00%*	21,564	566,486

Energy - 18.6%
DCP Midstream LP, Series B, 7.88%	199,308	4,942,839
DCP Midstream LP, Series C, 7.95%	52,993	1,318,996
Energy Transfer Operating LP, Series C, 7.38%	129,716	3,188,419
Energy Transfer Operating LP, Series D, 7.63%	6,114	151,933
Energy Transfer Operating LP, Series E, 7.60%	2,727	68,720
GasLog Partners LP, Series A, 8.63% (Monaco)	19,689	490,256
GasLog Partners LP, Series B, 8.20% (Monaco)	27,342	649,646
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)	5,240	132,310
Hoegh LNG Partners LP, Series A, 8.75% (Bermuda)	16,806	452,586
NuStar Energy LP, Series A, 8.50%	148,152	3,659,354
NuStar Energy LP, Series B, 7.63%	99,653	2,265,113
NuStar Energy LP, Series C, 9.00%	113,009	2,851,217
Total Energy		20,171,389

Financials - 42.8%
AG Mortgage Investment Trust, Inc., Series C, 8.00%	17,991	486,657
AGNC Investment Corp., Series D, 6.88%	12,001	313,466
AGNC Investment Corp., Series E, 6.50%	29,830	774,088
American Equity Investment Life Holding Co., Series A, 5.95%*	33,244	872,987
Annaly Capital Management, Inc., Series F, 6.95%	6,704	175,175
Annaly Capital Management, Inc., Series G, 6.50%	176,930	4,541,793
Annaly Capital Management, Inc., Series I, 6.75%	2,632	68,695
Arch Capital Group Ltd., Series E, 5.25%	36,155	937,861
ARMOUR Residential REIT, Inc., Series B, 7.88%	114,905	2,889,861
ARMOUR Residential REIT, Inc., Series C, 7.00%*	50,617	1,270,487
BancorpSouth Bank, Series A, 5.50%*	25,039	653,518
Capital One Financial Corp., Series I, 5.00%	33,486	855,567
Capital One Financial Corp., Series J, 4.80%*	101,234	2,509,490
Chimera Investment Corp., Series A, 8.00%	37,809	1,028,027
Chimera Investment Corp., Series B, 8.00%	10,180	279,543
Chimera Investment Corp., Series C, 7.75%	24,993	656,816
Chimera Investment Corp., Series D, 8.00%	53,087	1,414,769
Compass Diversified Holdings, Series A, 7.25%	56,214	1,470,558
Compass Diversified Holdings, Series B, 7.88%	13,397	354,886

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Ellington Financial, Inc., 6.75%	75,335	$1,963,230
Enstar Group Ltd., Series D, 7.00% (Bermuda)	28,619	829,379
Invesco Mortgage Capital, Inc., Series B, 7.75%	354	9,700
Invesco Mortgage Capital, Inc., Series C, 7.50%	53,508	1,452,742
MetLife, Inc., Series F, 4.75%*	106,508	2,724,475
Morgan Stanley, Series L, 4.88%	13,008	331,054
National General Holdings Corp., Series B, 7.50%	97,901	2,477,874
National General Holdings Corp., Series C, 7.50%	69,393	1,775,767
New York Community Capital Trust V, 6.00%	5,334	271,767
New York Mortgage Trust, Inc., Series B, 7.75%	26,243	666,047
New York Mortgage Trust, Inc., Series C, 7.88%	11,782	298,202
New York Mortgage Trust, Inc., Series D, 8.00%	106,704	2,768,969
New York Mortgage Trust, Inc., Series E, 7.88%	78,480	2,013,012
Oaktree Capital Group LLC, Series A, 6.63%	74,692	2,039,838
PennyMac Mortgage Investment Trust, Series A, 8.13%	19,243	519,176
PennyMac Mortgage Investment Trust, Series B, 8.00%	42,259	1,120,709
Two Harbors Investment Corp., Series C, 7.25%	29,062	774,212
Wells Fargo & Co., Series Z, 4.75%*	117,158	2,945,352
Total Financials		46,535,749

Industrials - 3.6%
Fortress Transportation & Infrastructure Investors LLC, Series B, 8.00%*	58,460	1,519,960
Seaspan Corp., Series G, 8.20% (Hong Kong)	5,605	146,234
Seaspan Corp., Series H, 7.88% (Hong Kong)	4,575	120,460
Seaspan Corp., Series I, 8.00% (Hong Kong)	78,764	2,137,655
Total Industrials		3,924,309

Real Estate - 36.4%
American Finance Trust, Inc., Series A, 7.50%	206,993	5,257,622
Ashford Hospitality Trust, Inc., Series F, 7.38%	92,724	2,086,290
Ashford Hospitality Trust, Inc., Series G, 7.38%	76,589	1,690,319
Ashford Hospitality Trust, Inc., Series H, 7.50%	83,973	1,893,591
Ashford Hospitality Trust, Inc., Series I, 7.50%	113,970	2,549,509
Braemar Hotels & Resorts, Inc., Series B, 5.50%	232,317	4,228,169
Braemar Hotels & Resorts, Inc., Series D, 8.25%	2,203	59,922
Colony Capital, Inc., Series H, 7.13%	87,014	2,087,466
Colony Capital, Inc., Series I, 7.15%	150,043	3,590,529
Colony Capital, Inc., Series J, 7.13%	28,279	676,716
EPR Properties, Series G, 5.75%	49,650	1,312,746
Equity Commonwealth, Series D, 6.50%	98,835	2,855,343
Federal Realty Investment Trust, Series C, 5.00%	10,331	270,569
Global Net Lease, Inc., Series A, 7.25%	17,194	457,017

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2020 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Global Net Lease, Inc., Series B, 6.88%	27,706	$717,029
Hersha Hospitality Trust, Series D, 6.50%	81,720	2,117,365
Hersha Hospitality Trust, Series E, 6.50%	13,862	355,699
Lexington Realty Trust, Series C, 6.50%	2,782	161,106
Monmouth Real Estate Investment Corp., Series C, 6.13%	21,417	538,852
PS Business Parks, Inc., Series Z, 4.88%	26,456	669,601
Public Storage, Series W, 5.20%	9,050	230,323
RLJ Lodging Trust, Series A, 1.95%	91,430	2,641,413
Saul Centers, Inc., Series E, 6.00%	57,106	1,507,598
Urstadt Biddle Properties, Inc., Series K, 5.88%	29,830	768,719
Washington Prime Group, Inc., Series H, 7.50%	41,679	835,247
Total Real Estate		39,558,760

Utilities - 10.5%
Dominion Energy, Inc., Series A, 7.25%(2)	105	11,522
SCE Trust II, 5.10%	221,788	5,544,700
SCE Trust IV, Series J, 5.38%	21,317	531,859
SCE Trust VI, 5.00%	152,700	3,652,584
South Jersey Industries, Inc., 5.63%	2,460	65,092
Southern Co., Series 2020, 4.95%*	63,164	1,610,050
Total Utilities		11,415,807

Total Preferred Stocks
(Cost $125,052,344)		127,853,537

COMMON STOCKS - 3.8%(1)
Communication Services - 0.9%
Verizon Communications, Inc. (2)	16,352	971,963
Energy - 0.8%
Kinder Morgan, Inc. (2)	40,761	850,682
Real Estate - 1.4%
Boston Properties, Inc. (2)	10,911	1,564,092
Utilities - 0.7%
Dominion Energy, Inc. (2)	6,315	541,511
Sempra Energy	334	53,654
Southern Co. (The)	1,558	109,683
Total Utilities		704,848
Total Common Stocks
(Cost $4,037,086)		4,091,585

EXCHANGE TRADED FUNDS - 3.2%(1)

Equity Funds - 3.2%
iShares U.S. Real Estate ETF(2)	36,021	3,406,506
Utilities Select Sector SPDR Fund	1,687	116,369
Total Equity Funds		3,522,875
Total Exchange Traded Funds
(Cost $3,566,286)		3,522,875

Security Description	Notional Amount	Number of contracts	Value

PURCHASED OPTIONS - 0.1%
Purchased Call Options

iShares 20+ Year Treasury Bond ETF,
Expires 02/21/20,
Strike Price $145.00	35,000	350	$85,050
iShares 20+ Year Treasury Bond ETF,
Expires 02/21/20,
Strike Price $150.00	34,500	345	24,840

Purchased Put Options

Boston Properties, Inc.,
Expires 02/21/20,
Strike Price $115.00	3,000	30	270
Edison International,
Expires 02/21/20,
Strike Price $60.00	3,000	30	30
iShares U.S. Real Estate ETF,
Expires 02/21/20,
Strike Price $83.00	33,000	330	1,320
Southern Co. (The),
Expires 02/21/20,
Strike Price $55.00	33,000	330	660
Utilities Select Sector SPDR Fund,
Expires 02/07/20,
Strike Price $63.00	1,000	10	10
Utilities Select Sector SPDR Fund,
Expires 02/21/20,
Strike Price $60.00	30,000	300	600
Verizon Communications, Inc.,
Expires 02/21/20,
Strike Price $55.00	29,200	292	2,920

Total Purchased Options
(Cost $81,698)			115,700

TOTAL INVESTMENTS - 124.7%
(Cost $132,737,414)			135,583,697
		Shares
Securities Sold Short - (5.8)%

EXCHANGE TRADED FUNDS - (5.8)%

Equity Funds - (5.8)%

iShares 20+ Year Treasury Bond ETF		(35,000)	(5,106,500)
iShares 7-10 Year Treasury Bond ETF		(10,874)	(1,240,071)

Total Equity Funds			(6,346,571)
Total Exchange Traded Funds
(Proceeds$(6,001,147))			(6,346,571)
Total Securities Sold Short - (5.8)%
(Proceeds $(6,001,147))			(6,346,571)
Liabilities in Excess of Other Assets - (18.9)%			(20,556,546)
Net Assets - 100.0%			$108,680,580

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2020 (unaudited)

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS - (0.3)%

Written Call Options
Boston Properties, Inc.,
Expires 02/21/20,
Strike Price $140.00	(1,000)	(10)	$(4,400)
Boston Properties, Inc.,
Expires 02/21/20,
Strike Price $145.00	(12,000)	(120)	(18,000)
Dominion Energy, Inc.,
Expires 02/21/20,
Strike Price $85.00	(9,000)	(90)	(16,200)
iShares 20+ Year Treasury Bond ETF,
Expires 02/21/20,
Strike Price $142.00	(5,000)	(50)	(21,950)
iShares 20+ Year Treasury Bond ETF,
Expires 02/21/20,
Strike Price $144.00	(7,000)	(70)	(20,650)
iShares 20+ Year Treasury Bond ETF,
Expires 03/20/20,
Strike Price $145.00	(5,000)	(50)	(16,000)
iShares 20+ Year Treasury Bond ETF,
Expires 04/17/20,
Strike Price $146.00	(9,000)	(90)	(29,520)
iShares 7-10 Year Treasury Bond ETF,
Expires 02/07/20,
Strike Price $112.00	(5,000)	(50)	(10,700)
iShares U.S. Real Estate ETF,
Expires 02/07/20,
Strike Price $95.00	(7,000)	(70)	(3,570)
iShares U.S. Real Estate ETF,
Expires 02/21/20,
Strike Price $94.00	(12,000)	(120)	(18,360)
iShares U.S. Real Estate ETF,
Expires 02/28/20,
Strike Price $96.00	(12,000)	(120)	(8,280)
iShares U.S. Real Estate ETF,
Expires 03/20/20,
Strike Price $95.00	(11,000)	(110)	(17,710)
Kinder Morgan, Inc.,
Expires 01/31/20,
Strike Price $21.50	(15,000)	(150)	(150)
Kinder Morgan, Inc.,
Expires 02/14/20,
Strike Price $21.50	(15,000)	(150)	(1,500)
Kinder Morgan, Inc.,
Expires 03/20/20,
Strike Price $21.00	(10,000)	(100)	(5,200)
Verizon Communications, Inc.,
Expires 01/31/20,
Strike Price $61.00	(10,000)	(100)	(200)
Verizon Communications, Inc.,
Expires 02/14/20,
Strike Price $61.00	(11,000)	(110)	(2,420)

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Call Options (continued)
Verizon Communications, Inc.,
Expires 02/28/20,
Strike Price $62.00	(10,000)	(100)	$(1,500)
Verizon Communications, Inc.,
Expires 03/06/20,
Strike Price $61.00	(10,000)	(100)	(4,400)

Written Put Options
Boston Properties, Inc.,
Expires 02/21/20,
Strike Price $130.00	(1,000)	(10)	(250)
Boston Properties, Inc.,
Expires 02/21/20,
Strike Price $135.00	(12,000)	(120)	(4,200)
Dominion Energy, Inc.,
Expires 02/21/20,
Strike Price $80.00	(7,000)	(70)	(1,330)
Edison International,
Expires 02/21/20,
Strike Price $70.00	(10,000)	(100)	(2,700)
Edison International,
Expires 02/21/20,
Strike Price $72.50	(1,000)	(10)	(520)
Edison International,
Expires 02/21/20,
Strike Price $75.00	(18,000)	(180)	(19,800)
Edison International,
Expires 02/21/20,
Strike Price $77.50	(4,000)	(40)	(8,080)
Edison International,
Expires 03/20/20,
Strike Price $77.50	(2,000)	(20)	(6,300)
iShares 20+ Year Treasury Bond ETF,
Expires 01/31/20,
Strike Price $135.00	(10,000)	(100)	(100)
iShares 20+ Year Treasury Bond ETF,
Expires 02/07/20,
Strike Price $135.00	(11,000)	(110)	(440)
iShares 20+ Year Treasury Bond ETF,
Expires 02/14/20,
Strike Price $134.50	(4,000)	(40)	(160)
iShares 20+ Year Treasury Bond ETF,
Expires 02/21/20,
Strike Price $135.00	(10,000)	(100)	(400)
iShares 20+ Year Treasury Bond ETF,
Expires 02/28/20,
Strike Price $134.00	(7,000)	(70)	(210)
iShares 20+ Year Treasury Bond ETF,
Expires 03/06/20,
Strike Price $135.00	(11,000)	(110)	(1,320)
iShares 20+ Year Treasury Bond ETF,
Expires 03/13/20,
Strike Price $137.50	(2,000)	(20)	(660)

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2020 (unaudited)

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Put Options (continued)
iShares 20+ Year Treasury Bond ETF,
Expires 03/20/20,
Strike Price $133.00	(10,000)	(100)	$(1,600)
iShares 20+ Year Treasury Bond ETF,
Expires 03/20/20,
Strike Price $136.00	(10,000)	(100)	(2,600)
iShares 20+ Year Treasury Bond ETF,
Expires 04/17/20,
Strike Price $135.00	(8,000)	(80)	(3,440)
iShares 20+ Year Treasury Bond ETF,
Expires 05/15/20,
Strike Price $134.00	(5,000)	(50)	(2,550)
iShares 7-10 Year Treasury Bond ETF,
Expires 02/07/20,
Strike Price $111.00	(5,000)	(50)	(100)
iShares 7-10 Year Treasury Bond ETF,
Expires 02/14/20,
Strike Price $111.00	(6,000)	(60)	(240)
iShares 7-10 Year Treasury Bond ETF,
Expires 02/21/20,
Strike Price $111.00	(6,000)	(60)	(360)
iShares 7-10 Year Treasury Bond ETF,
Expires 02/28/20,
Strike Price $112.00	(6,000)	(60)	(1,650)
iShares 7-10 Year Treasury Bond ETF,
Expires 03/06/20,
Strike Price $112.00	(6,000)	(60)	(1,200)
iShares U.S. Real Estate ETF,
Expires 02/07/20,
Strike Price $92.00	(10,000)	(100)	(2,000)
iShares U.S. Real Estate ETF,
Expires 02/14/20,
Strike Price $92.00	(12,000)	(120)	(4,260)
iShares U.S. Real Estate ETF,
Expires 02/28/20,
Strike Price $92.00	(6,000)	(60)	(3,720)
iShares U.S. Real Estate ETF,
Expires 03/06/20,
Strike Price $92.00	(7,000)	(70)	(5,285)
iShares U.S. Real Estate ETF,
Expires 03/20/20,
Strike Price $91.00	(5,000)	(50)	(3,550)
Kinder Morgan, Inc.,
Expires 01/31/20,
Strike Price $20.00	(20,000)	(200)	(200)
Kinder Morgan, Inc.,
Expires 02/14/20,
Strike Price $21.00	(15,000)	(150)	(6,300)

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Put Options (continued)
Sempra Energy,
Expires 02/21/20,
Strike Price $145.00	(2,000)	(20)	$(460)
Sempra Energy,
Expires 02/21/20,
Strike Price $150.00	(7,000)	(70)	(2,275)
Southern Co. (The),
Expires 01/31/20,
Strike Price $63.00	(10,000)	(100)	0
Southern Co. (The),
Expires 02/07/20,
Strike Price $64.00	(10,000)	(100)	(100)
Southern Co. (The),
Expires 02/21/20,
Strike Price $64.00	(11,000)	(110)	(1,155)
Southern Co. (The),
Expires 02/28/20,
Strike Price $65.50	(6,000)	(60)	(1,620)
Utilities Select Sector SPDR Fund,
Expires 01/31/20,
Strike Price $63.00	(10,000)	(100)	0
Utilities Select Sector SPDR Fund,
Expires 02/14/20,
Strike Price $67.00	(11,000)	(110)	(1,430)
Utilities Select Sector SPDR Fund,
Expires 02/21/20,
Strike Price $67.00	(10,000)	(100)	(2,400)
Verizon Communications, Inc.,
Expires 01/31/20,
Strike Price $59.00	(7,000)	(70)	(70)
Verizon Communications, Inc.,
Expires 02/07/20,
Strike Price $59.00	(7,000)	(70)	(2,520)
Verizon Communications, Inc.,
Expires 02/14/20,
Strike Price $59.00	(5,000)	(50)	(2,750)
Verizon Communications, Inc.,
Expires 02/21/20,
Strike Price $59.00	(5,000)	(50)	(3,950)
Total Written Options - (0.3)%
(Premiums Received $257,815)			$(304,965)

*	Non-income producing security.
(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings, short sales and open written option contracts. The aggregate market value of the collateral at January 31, 2020 was $104,684,936.
(2)	Subject to written call options.

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2020 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$127,853,537	$—	$—	$127,853,537
Common Stocks	4,091,585	—	—	4,091,585
Exchange Traded Funds	3,522,875	—	—	3,522,875
Purchased Options	113,420	2,280	—	115,700
Total	$135,581,417	$2,280	$—	$135,583,697
Liability Valuation Inputs
Exchange Traded Funds	$6,346,571	$—	$—	$6,346,571
Written Options	292,595	12,370	—	304,965
Total	$6,639,166	$12,370	$—	$6,651,536